Summary of Significant Accounting Policies - Schedule of Useful Lives of Assets (Detail)	12 Months Ended
Nov. 30, 2012
Minimum [Member] | Buildings and improvements [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Useful life of property plant and equipment net	9 years
Minimum [Member] | Machinery and equipment [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Useful life of property plant and equipment net	3 years
Maximum [Member] | Buildings and improvements [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Useful life of property plant and equipment net	40 years
Maximum [Member] | Machinery and equipment [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Useful life of property plant and equipment net	19 years